EVENTS SUBSEQUENT TO BALANCE DATE (Details) - Subsequent Events [Member] $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	Oct. 25, 2024 shares	Sep. 23, 2024 USD ($)	Jul. 07, 2024 AUD ($) $ / shares shares	Jul. 07, 2024 USD ($) shares	Oct. 21, 2024 AUD ($) $ / shares shares	Oct. 21, 2024 USD ($) shares
Subsequent Event [Abstract]
Number of ordinary shares authorized in firm commitments (in shares)					31.3	31.3
Share issuance price (in dollars per shares) | $ / shares			$ 1.91		$ 3.2
Gross proceeds to be received from ordinary shares					$ 100.0	$ 67.0
Shares issued (in shares)			26.2	26.2
Term of contract		45 months
Expected revenue | $		$ 11.0
First Tranche [Member] | Institutional, Sophisticated and Professional Investors [Member]
Subsequent Event [Abstract]
Shares issued (in shares)	30.7
Second Tranche [Member]
Subsequent Event [Abstract]
Gross proceeds from issuance of shares			$ 50.0	$ 33.4
Second Tranche [Member] | Directors [Member]
Subsequent Event [Abstract]
Shares issued (in shares)			3.3	3.3
Second Tranche [Member] | Institutional, Sophisticated and Professional Investors [Member]
Subsequent Event [Abstract]
Shares issued (in shares)			0.4	0.4